Consolidated statement of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow from operating activities
Net profit for the year	R$ 125,957	R$ 127,654	R$ 56,569
Adjustments for:
Depreciation and amortization	48,354	29,882	25,577
Loss on the sale of property, plant and equipment and intangible assets	1,237	689	567
Interest, monetary variation and exchange rate changes	45,627	7,789	2,971
Interest on accounts payable for business combinations	3,091	0	0
Interest on lease	6,369	5,023	6,135
Unrealized loss (gain) on financial instruments	3,084	(2,512)	(919)
Income tax expenses	84,417	65,137	29,219
Impairment losses on trade receivables	280	414	52
Provision for (reversal of) impairment losses on contract assets	217	(218)	1,039
Write-off of intangible assets	21,894	0	0
Provision for labor risks	472	(12)	23
Provision for indemnity	0	(18)	14,891
Share-based plan	2,531	942	3,170
Exchange rate changes on indemnity	0	(4,324)	0
Others	98	469	205
Variation in operating assets and liabilities
Trade receivables	(102,300)	(47,848)	(32,673)
Contract assets	(52,876)	(8,339)	(4,253)
Other taxes recoverable	(13,806)	461	20
Tax assets	(91)	507	789
Judicial deposits	4	0	(105)
Suppliers	12,215	6,746	1,697
Salaries and welfare charges	63,083	49,086	16,825
Tax liabilities	(17,364)	(12,275)	(11,398)
Other taxes payable	1,698	(407)	(346)
Contract liabilities	1,922	(7,138)	8,595
Payment of share-based indemnity	(628)	(43,354)	0
Other receivables and payables, net	(21,054)	(11,435)	5,833
Cash generated from operating activities	214,431	156,919	124,483
Income tax paid	(64,150)	(47,044)	(25,085)
Interest paid on loans and borrowings	(12,149)	(3,880)	(1,912)
Interest paid on lease	(5,753)	(5,023)	(6,129)
Net cash from operating activities	132,379	100,972	91,357
Cash flows from investment activities
Acquisition of property, plant and equipment and intangible assets	(29,907)	(21,391)	(19,893)
Escrow payment	0	0	(1,496)
Redemption of financial investments	0	0	4,838
Financial investments	(784,915)	0	0
Acquisition of subsidiary net of cash acquired	(692,722)	0	0
Net cash used in investment activities	(1,507,544)	(21,391)	(16,551)
Cash flow from financing activities
Share-based plan contributions	1,282	0	0
Issuance of common shares at initial public offering	915,947	0	0
Transaction cost of offering	(55,874)	0	0
Dividends paid	(126,045)	(30,977)	(40,059)
Interest on equity, paid	(6,288)	(4,276)	(2,676)
Payment of lease liabilities	(17,656)	(15,500)	(10,949)
Proceeds from loans and borrowings	740,596	144,269	8,179
Payment of loans and borrowings	(75,196)	(88,107)	(24,161)
Net cash from financing activities	1,376,766	5,409	(69,666)
Net increase in cash and cash equivalents	1,601	84,990	5,140
Cash and cash equivalents as of January 1st	162,827	79,500	77,079
Exchange variation effect on cash and cash equivalents	(20,949)	(1,663)	(1,464)
Cash reduction due to spin-off effect	(7,752)	0	(1,255)
Cash and cash equivalents as of December 31st	R$ 135,727	R$ 162,827	R$ 79,500